UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if amendment [ ]; Amendment Number:
This Amendment (check only one):              [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name       NS Advisors, LLC
Address    274 Riverside Avenue, Westport, CT 06880



Form 13F File Number:    028-13819

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name    Andrew R. Jones
Title   Managing Member
Phone   203-227-9898

Signature, Place, and Date of Signing:

 /s/ Andrew R. Jones        Westport, CT        February 14, 2013
---------------------       -------------       -----------------
[Signature]                 [City, State]       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                 FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      20
Form 13F Information Table Value Total:      139,211   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                              FORM 13F INFORMATION TABLE

             COL 1                 COL 2          COL 3     COL 4          COL 5       COL 6    COL 7                COL 8
                                                              US $    SHARES
                                                             VALUE        OR SH/ PUT/ INVSTMT   OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)   PRN AMT PRN CALL DSCRETN  MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- --------- --- ---- ------- ---------- --------- -------- --------
Aaron's Inc                    COM              002535300    11353    401451 SH       SOLE                  401451      0        0
ACI Worldwide Inc.             COM              004498101     9112    208553 SH       SOLE                  208553      0        0
AFC Enterprises                COM              00104Q107    11403    436387 SH       SOLE                  436387      0        0
Blucora, Inc.                  COM              095229100     9354    595396 SH       SOLE                  595396      0        0
Consolidated Water             COM              G23773107     2058    278041 SH       SOLE                  278041      0        0
FNB United Corp.               COM              302519202     6099    525770 SH       SOLE                  525770      0        0
Frischs Restaurants            COM              358748101     2921    157879 SH       SOLE                  157879      0        0
Geo Group Inc                  COM              36159R103     5525    195924 SH       SOLE                  195924      0        0
Getty Realty                   COM              374297109     8749    484451 SH       SOLE                  484451      0        0
H&R Block Inc.                 COM              093671105    14809    797462 SH       SOLE                  797462      0        0
Holloway Lodging REIC          COM              43570P104     3478    908100 SH       SOLE                  908100      0        0
Imperial Holdings              COM              452834104     4364    980711 SH       SOLE                  980711      0        0
NBH Holdings                   COM              633707104     3305    174018 SH       SOLE                  174018      0        0
Rent-A-Center Inc.             COM              76009N100     8897    258947 SH       SOLE                  258947      0        0
Sabra Health Care              COM              78573L106    14503    667733 SH       SOLE                  667733      0        0
State Bank Fin Corp            COM              856190103     4418    278241 SH       SOLE                  278241      0        0
Unitek Global Services         COM              91324T302     3018    833589 SH       SOLE                  833589      0        0
Valassis Communications        COM              918866104     9962    386420 SH       SOLE                  386420      0        0
XO Group Inc.                  COM              983772104     5877    631936 SH       SOLE                  631936      0        0
Bridgepoint Ed Inc             CALL             10807M905        6      1295 SH       SOLE                    1295      0        0